CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS
Share-based compensation	$ 1,949	$ 9,153	$ 930